Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

30. SUBSEQUENT EVENT
On November 2, 2021, the Company's Board of Directors approved filing an application with the TSX for the implementation of a normal course issuer bid to purchase up to 146.5 million of the Company's common shares.